Financing Arrangements	9 Months Ended
Sep. 30, 2020
Debt Instrument [Line Items]
Financing Arrangements
Note 8 - Financing Arrangements
As of September 30, 2020 and December 31, 2019, the carrying values of the Company’s borrowings were as follows (in millions):

				Carrying Value as of
Instrument	Date of Issuance	Maturity Date	Elected Interest Rate	September 30, 2020	December 31, 2019
				(Unaudited)
First Lien Term Loan	February 1, 2019	February 1, 2026	LIBOR + 3.75%	$744.3	$841.6
First Lien Revolver	February 1, 2019	February 1, 2024	LIBOR + 3.50%	—	—
Second Lien Term Loan	February 1, 2019	February 1, 2027	LIBOR + 8.50%	—	361.7
Total Carrying Value of Debt				$744.3	$1,203.3
Less current portion				—	(8.7)
Total Long Term Debt				$744.3	$1,194.6
First Lien Term Loan
In conjunction with the acquisition of Pre-Acquisition ZI on February 1, 2019, ZoomInfo raised $965 million of first lien debt through the First Lien Credit Agreement. In addition to funding the purchase of Pre-Acquisition ZI, the proceeds were used to repay all previously outstanding indebtedness.
On February 19, 2020, the Company completed a repricing of its First Lien Term Loan Facility in order to take advantage of currently available lower interest rates. The repricing decreased the interest rate by 50 basis points to LIBOR plus 4.00% per annum. The transaction did not include additional borrowings, and the maturity date of the financing arrangement remained unchanged.
The first lien debt has a variable interest rate whereby the Company can elect to use a Base Rate or the London Interbank Offer Rate (“LIBOR”) plus an applicable rate. The applicable margin is 2.75% to 3.00% for Base Rate loans or 3.75% or 4.00% for LIBOR Based Loans, depending on the Company’s leverage. On June 17, 2020, the Company used approximately $101.2 million to prepay $100.0 million aggregate principal amount of the first lien term loans outstanding under the First Lien Credit Agreement, including accrued interest thereon of $1.2 million. The repayment was funded with a portion of the net proceeds received from the initial public offering of the Company’s Class A common stock. As of September 30, 2020, $756.4 million aggregate principal amount of term loans were outstanding under the First Lien Credit Agreement. The interest related portion of the repayment was recorded within Interest expense, net in its Consolidated Statements of Operations, and represented use of cash from operating activities in the Consolidated Statements of Cash Flows. The quarterly repayment requirement on first lien borrowings has been satisfied for the remainder of the term after the $100.0 million principal payment. The effective interest rate on the first lien debt was 4.3% and 7.5% as of September 30, 2020 and December 31, 2019, respectively.
Second Lien Term Loan
In conjunction with the acquisition of Pre-Acquisition ZI on February 1, 2019, ZoomInfo raised $370 million of second lien debt.
On June 8, 2020, the Company used approximately $380.6 million of the proceeds of the IPO to repay the entire aggregate principal amount outstanding under the Second Lien Credit Agreement, including prepayment premiums of $3.7 million and accrued interest thereon of $6.9 million. The effective interest rate was 10.8% as of the repayment date. The Company recognized $7.3 million loss on the extinguishment of debt relating to the write-off of unamortized issuance costs. The company recognized $11.0 million within Loss on debt extinguishment on the
Consolidated Statements of Operations comprised of the write-off of unamortized issuance costs and the prepayment penalty incurred on the payoff. The effective interest rate on the second lien debt was 11.9% as of December 31, 2019.
First Lien Revolving Credit Facility
In conjunction with the acquisition of Pre-Acquisition ZI on February 1, 2019, ZoomInfo entered into the First Lien Credit Agreement providing a $100.0 million credit facility.
On June 8, 2020, the Company paid off the outstanding $35.0 million balance of the revolving credit facility with proceeds from the IPO. The effective interest rate was 3.7% as of the repayment date. Immaterial debt issuance costs were incurred in connection with the entry into the revolving credit facility. These debt issuance costs are amortized into interest expense over the expected life of the arrangement. Unamortized debt issuance costs included in Deferred costs, net of current portion on the accompanying Condensed Consolidated Balance Sheets were immaterial as of September 30, 2020 and December 31, 2019.
First Lien Credit Agreement
The First Lien Credit Agreement is secured by substantially all the productive assets of the Company. The First Lien Credit Agreement contains a number of covenants that restrict, subject to certain exceptions, the Company’s ability to, among other things:
•incur additional indebtedness;
•create or incur liens;
•engage in certain fundamental changes, including mergers or consolidations;
•sell or transfer assets;
•pay dividends and distributions on our subsidiaries’ capital stock;
•make acquisitions, investments, loans or advances;
•engage in certain transactions with affiliates; and
•enter into negative pledge clauses and clauses restricting subsidiary distributions.
If the Company draws more than $35.0 million of the revolving credit loan, the revolving credit loan is subject to a springing financial covenant pursuant to which the consolidated first lien net leverage ratio must not exceed 7.65 to 1.00. The credit agreements also contain certain customary affirmative covenants and events of default, including a change of control. If an event of default occurs, the lenders under the credit agreements will be entitled to take various actions, including the acceleration of amounts due under the credit agreements and all actions permitted to be taken by a secured creditor.
Redeemable Series A Preferred Units
In conjunction with the acquisition of Pre-Acquisition ZI on February 1, 2019, ZoomInfo issued 51,750,000 of Series A Preferred Units in exchange for $200.2 million, net of issuance costs. On June 8, 2020, the Company redeemed and cancelled all outstanding Series A Preferred Units of ZoomInfo OpCo. Refer to Note 15 for additional discussion regarding Series A Preferred Units and related redemption.
The expected future principal payments for all borrowings as of September 30, 2020 is as follows (in millions):

		Contractual Maturity	Discounts and Issuance Costs	As Presented
For the year ended December 31,	2020	$—	$(0.6)	$(0.6)
	2021	—	(2.6)	(2.6)
	2022	—	(2.7)	(2.7)
	2023	—	(2.9)	(2.9)
	2024	—	(3.0)	(3.0)
	Thereafter	756.4	(0.3)	756.1
		$756.4	$(12.1)	$744.3

DiscoverOrg Holdings
Debt Instrument [Line Items]
Financing Arrangements
Note 7 – Financing Arrangements
In conjunction with the acquisition of Pre-Acquisition ZI on February 1, 2019, DiscoverOrg raised $965 million of first lien debt (including a $100 million undrawn revolving credit facility), $370 million of second lien of second lien debt, and issued 51.8 million of Series A Preferred Units in exchange for $200.2 million, net of issuance costs. In addition to funding the purchase of Pre-Acquisition ZI, the proceeds were using to repay the Antares First Lien Term Loan, the Goldman Second Lien Term Loan, and the Subordinated Loan described below.
The first lien debt has a variable interest rate whereby the Company can elect to use a Base Rate or the London Interbank Offer Rate (“LIBOR”) plus an applicable rate. The applicable margin is 3.25% to 3.5% for Base Rate loans (depending on the Company’s leverage) or 4.25% or 4.5% for LIBOR Based Loans, depending on the Company’s leverage. The first lien borrowings are to be repaid quarterly in the amount of $2.2 million with the final payment due on February 1, 2026. The effective interest rate on the first lien debt was 7.5% for the year ended December 31, 2019. See Note 18 - Subsequent Events regarding a repricing of the first lien debt that occurred subsequent to year end.
Any outstanding borrowings under the revolving credit facility must be repaid by February 1, 2024. Immaterial debt issuance costs were incurred in connection with the entry into the revolving credit facility. These debt issuance costs are amortized into interest expense over the expected life of the arrangement. Unamortized debt issuance costs included in Deferred costs, net of current portion on the accompanying consolidated balance sheets were immaterial as of December 31, 2019.
The second lien debt has a variable interest rate whereby the Company can elect to use a Base Rate or LIBOR plus an applicable rate. The applicable rate is 7.5% for Base Rate loans or 8.5% for LIBOR Based Loans. The second lien borrowings must be repaid on February 1, 2027. Under certain conditions, the Company will owe a prepayment penalty of 2% or 1%, if the Company repays the loans before February 1, 2020 or February 1, 2021, respectively. The effective interest rate on the second lien debt was 11.9% for the year ended December 31, 2019.
The first and second lien credit agreements are secured by substantially all the productive assets of the Company. The first and second lien credit agreement contains a number of covenants that restrict, subject to certain exceptions, the Company’s ability to, among other things:
•incur additional indebtedness;
•create or incur liens;
•engage in certain fundamental changes, including mergers or consolidations;
•sell or transfer assets;
•pay dividends and distributions on our subsidiaries’ capital stock;
•make acquisitions, investments, loans or advances;
•engage in certain transactions with affiliates; and
•enter into negative pledge clauses and clauses restricting subsidiary distributions.
If the Company draws more than 35% of the revolving credit loan, the revolving credit loan is subject to a springing financial covenant pursuant to which the consolidated first lien net leverage ratio must not exceed 7.65 to 1.00. The credit agreements also contains certain customary affirmative covenants and events of default, including a change of control. If an event of default occurs, the lenders under the credit agreements will be entitled to take various actions, including the acceleration of amounts due under the credit agreements and all actions permitted to be taken by a secured creditor.
The Series A Preferred Units have preference with respect to cash flows generated by DiscoverOrg and will receive proceeds from future distributions on a preferential basis for the value of the preferred plus accrued but unpaid interest at an annual rate of 15%.
As of December 31, 2019 and 2018, the carrying values of the Company’s borrowings were as follows (in millions):

Instrument	Date of Issuance	Maturity Date	Elected Interest Rate	Carrying value as of December 31, 2019	Carrying value as of December 31, 2018
First Lien Term Loan	February 2019	February 2026	LIBOR + 4.5%	$841.6	$—
First Lien Revolver	February 2019	February 2024	n/a	—	—
Second Lien Term Loan	February 2019	February 2027	LIBOR + 8.5%	361.7	—
Antares First Lien Term Loan	August 2017	August 2023	LIBOR + 4.5%	—	368.6
Goldman Second Lien Term Loan	February 2016	February 2024	LIBOR + 8.5%	—	147.4
Subordinated Term Loan	September 2017	September 2024	LIBOR + 12.5%	—	117.7
Total Carrying Value of Debt				$1,203.3	$633.7
less current portion				(8.7)	(1.9)
Total Long Term Debt				$1,194.6	$631.8
The expected future principal payments for all borrowings as of December 31, 2019 is as follows (in millions):

		Contractual Maturity	Discounts and Issuance Costs	As Presented
For the year ended December 31,	2020	$8.7	$(5.3)	$3.4
	2021	8.7	(5.8)	2.9
	2022	8.7	(6.3)	2.4
	2023	8.7	(3.8)	4.9
	2024	8.7	(3.8)	4.9
	Thereafter	1,185.0	(0.2)	1,184.8
		$1,228.5	$(25.2)	$1,203.3
Antares First Lien Term Loan
In August 2017, the Company entered into a $330 million senior term loan with Antares that matures in August 2023. In March 2018, the Company executed an amendment to the term loan and issued an additional $47.7 million of First Lien Term Loan debt. The interest rate is based on LIBOR or a defined Base Rate plus an applicable rate ranging from 4.25% to 4.5%, depending on the leverage ratio. The Base Rate is the higher of prime or the Federal Funds Rate plus 0.5%. The term loan is collateralized by all assets of the Company. As of December 31, 2018, there was $373.2 million outstanding on this term loan. The loan was issued with a $2.5 million original issue discount (“OID”), which is amortized to interest expense using the effective interest method. The Company incurred $3.2 million in debt issuance costs upon issuance of the debt. Debt issuance costs are deferred and amortized as interest expense using the effective interest method.
The credit agreement requires the Company to make certain payments on the outstanding loan balances if it has generated excess cash flows as defined by the credit agreement, beginning the year ended December 31, 2020.
Goldman Second Lien Term Loan
In February 2016, the Company entered into a $55.0 million second lien term loan agreement with Goldman Sachs. In August 2017 and March 2018, the facility was increased by $75.0 million and $19.8 million, respectively. The interest rate is based on LIBOR plus an applicable margin of 8.5% or a defined Base Rate plus an applicable rate ranging from 8.3% to 8.5%, depending on the leverage ratio. The Base Rate is the higher of prime or the Federal Funds Rate plus 0.5%. The term loan is collateralized by all assets of the Company. As of December 31, 2018, there was $149.8 million outstanding on this term loan. The loan was issued with a $1.0 million original issue discount (“OID”), which is amortized to interest expense using the effective interest method. The Company incurred $1.8 million in debt issuance costs upon issuance of the debt. Debt issuance costs are deferred and amortized as interest expense using the effective interest method.
Subordinated Loan
In September 2017, the Company entered into a $100 million senior subordinated loan. The interest rate is based on the LIBOR plus an applicable margin of 12.5%. The interest is payable in kind (PIK) and increases the outstanding principal amount on each interest payment date. As of December 31, 2018, there was $120.2 million in principal and interest outstanding on this loan, respectively. The Company incurred $3.2 million in debt issuance costs upon issuance of the debt. Debt issuance costs are deferred and amortized as interest expense using the effective interest method.